Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
15. Goodwill and Other Intangible Assets:
The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 is summarized as follows:

	Ecoservices	Catalyst Technologies	Total
Balance as of December 31, 2018	$311,892	$77,759	$389,651
Foreign exchange impact	—	852	852

Balance as of December 31, 2019	311,892	78,611	390,503
Foreign exchange impact	—	1,062	1,062

Balance as of December 31, 2020	$311,892	$79,673	$391,565

The Company completed its annual goodwill impairment assessments as of October 1, 2020 and 2019. For the annual assessments, the Company bypassed the option to perform the qualitative assessment and proceeded directly to performing the quantitative goodwill impairment test for each of its reporting units. The quantitative test identifies both the potential existence of impairment and the amount of impairment loss. For each of the October 1, 2020 and 2019 assessments, the Company identified two reporting units, which align with the Company’s operating segments.
The Company determined the fair value of its reporting units using a split between a market approach and an income, or discounted cash flow, approach. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company estimates reporting unit market approach fair value using publicly traded comparable company values and applies the selected market multiples to each reporting unit’s trailing twelve months adjusted EBITDA. The Company estimates reporting unit income-based fair value using the discounted cash flow approach. This approach requires use of significant assumptions about future cash flows and based on management’s assessment of a number of factors. Such factors include reporting unit revenue growth rates from implementation of strategic plans, operating margin growth rates, the perpetual growth rate, and the weighted average cost of capital, as well as the reporting unit’s recent performance and management’s ability to execute on planned future strategic initiatives. Discount rate assumptions are based on an assessment of the risk inherent in those future cash flows.
As of October 1, 2019, the fair values of each of the Company’s reporting units exceeded their respective carrying values and therefore, no goodwill impairment exists for the year ended December 31, 2019.
In addition to the annual goodwill impairment assessment, the Company also performed the annual impairment test over its other indefinite-lived intangible assets as of October 1, 2020 and 2019. The fair values of the Company’s indefinite-lived trade names and trademarks were in excess of their carrying amounts as of the respective testing dates, and as such, there was no further impairment of the Company’s indefinite-lived intangible assets for the years ended December 31, 2020 and 2019.
Gross carrying amounts and accumulated amortization for intangible assets other than goodwill are as follows:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Balance	Gross Carrying Amount	Accumulated Amortization	Net Balance
Technical know-how	$52,214	$(17,211)	$35,003	$51,832	$(13,995)	$37,837
Customer relationships	115,303	(47,740)	67,563	115,078	(39,437)	75,641
Trademarks	7,709	(2,399)	5,310	7,600	(1,858)	5,742
Permits	9,100	(9,100)	—	9,100	(9,100)	—

Total definite-lived intangible assets	184,326	(76,450)	107,876	183,610	(64,390)	119,220
Indefinite-lived trade names	25,670	—	25,670	25,496	—	25,496
In-process research and development	3,900	—	3,900	3,900	—	3,900

Total intangible assets	$213,896	$(76,450)	$137,446	$213,006	$(64,390)	$148,616

The Company amortizes technical
know-how
over periods that range from eleven years to twenty years, customer relationships over periods that range from seven years to fifteen years, trademarks over periods that range from eleven years to fifteen years, and permits over five years.
In-process
research and development intangible assets are considered indefinite-lived until such time as the associated projects are completed, at which time amortization commences on the assets, or abandoned, which results in the impairment of the assets.
Amortization expense related to technical
know-how,
contracts and permits is included in cost of goods sold in the consolidated statements of income and was $3,111, $3,111 and $4,779 for the years ended December 31, 2020, 2019 and 2018, respectively. Amortization expense related to customer relationships and trademarks is included in other operating expense, net in the consolidated statements of income and was $8,678, $8,678 and $8,678 for the years ended December 31, 2020, 2019 and 2018, respectively.
Estimated future aggregate amortization expense of intangible assets is as follows:

Year	Amount
2021	$11,789
2022	11,789
2023	11,789
2024	11,789
2025	11,789
Thereafter	48,931

Total estimated future aggregate amortization expense	$107,876